Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments

34. FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments that are not measured at fair value

1)	Fair value of financial instruments not measured at fair value but for which fair value is disclosed

Except bonds payable measured at amortized cost, the management considered that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values. The carrying amounts and fair value of bonds payable as of December 31, 2016 and 2017, respectively, were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2016	$36,999,903		$37,300,356
December 31, 2017	23,142,780	$780,796	23,247,085	$784,315

2)	Fair value hierarchy

The aforementioned fair value hierarchy of bonds payable was Level 3 which was determined based on discounted cash flow analysis with the applicable yield curve for the duration or the latest trading prices. The significant unobservable inputs is discount rates that reflected the credit risk of various counterparties and the latest trading prices.

b.	Fair value of financial instruments that are measured at fair value on a recurring basis

1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2016

Financial assets at FVTPL
Financial assets designated as at FVTPL
Private-placement convertible bonds	$-	$100,583	$-	$100,583

Derivative financial assets
Forward exchange contracts	-	462,339	-	462,339
Forward currency options	-	66,872	-	66,872

Non-derivative financial assets held for trading
Quoted shares	$1,855,073	$-	$-	$1,855,073
Open-end mutual funds	584,945	-	-	584,945

	$2,440,018	$629,794	$-	$3,069,812

Available-for-sale financial assets
Unquoted shares	$-	$-	$631,418	$631,418
Limited Partnership	-	-	273,372	273,372
Open-end mutual funds	243,458	-	-	243,458
Quoted shares	146,786	-	-	146,786

	$390,244	$-	$904,790	$1,295,034

Financial liabilities at FVTPL
Derivative financial liabilities
Conversion option, redemption option and put option of convertible bonds	$-	$1,213,890	$-	$1,213,890
Swap contracts	-	422,934	-	422,934
Forward exchange contracts	-	108,912	-	108,912
Foreign currency option contracts	-	17,924	-	17,924

	$-	$1,763,660	$-	$1,763,660

	Level 1		Level 2		Level 3		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2017

Financial assets at FVTPL
Financial assets designated as at FVTPL
Private-placement convertible bonds	$-	$-	$100,496	$3,391	$-	$-	$100,496	$3,391

Derivative financial assets
Forward exchange contracts	-	-	61,325	2,069	-	-	61,325	2,069
Swap contracts	-	-	60,538	2,042	-	-	60,538	2,042

Non-derivative financial assets held for trading
Quoted shares	4,410,732	148,810	-	-	-	-	4,410,732	148,810
Open-end mutual funds	589,976	19,905	-	-	-	-	589,976	19,905

	$5,000,708	$168,715	$222,359	$7,502	$-	$-	$5,223,067	$176,217

Available-for-sale financial assets
Unquoted shares	$-	$-	$-	$-	$662,477	$22,350	$662,477	$22,350
Limited partnership	-	-	-	-	246,072	8,302	246,072	8,302
Quoted shares	279,791	9,440	-	-	-	-	279,791	9,440
Open-end mutual funds	23,825	804	-	-	-	-	23,825	804

	$303,616	$10,244	$-	$-	$908,549	$30,652	$1,212,165	$40,896

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$-	$652,107	$22,001	$-	$-	$652,107	$22,001
Forward exchange contracts	-	-	25,323	854	-	-	25,323	854

	$-	$-	$677,430	$22,855	$-	$-	$677,430	$22,855

For the financial assets and liabilities that were measured at fair value on a recurring basis held for the years ended December 31, 2016 and 2017, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

2)	Reconciliation of Level 3 fair value measurements of financial assets

The financial assets measured at Level 3 fair value were equity investments with no quoted prices classified as available-for-sale financial assets - non-current. Reconciliations for the years ended December 31, 2015, 2016 and 2017 were as follows:

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$778,866	$741,089	$904,790	$30,526
Purchases	2,010	495,928	2,649	89
Total gain or loss
In profit or loss	(15,891)	(100,734)	28	1
In other comprehensive income	21,195	(202,565)	17,284	583
Disposals	(45,091)	(28,928)	(16,202)	(547)

Balance at December 31	$741,089	$904,790	$908,549	$30,652

3)	Valuation techniques and assumptions applied for the purpose of measuring fair value

a)	Valuation techniques and inputs applied for the purpose of measuring Level 2 fair value measurement

Financial Instruments	Valuation Techniques and Inputs

Derivatives - swap contracts, forward exchange contracts and foreign currency option contracts	Discounted cash flows - Future cash flows are estimated based on observable forward exchange rates at balance sheet dates and contract forward exchange rates, discounted at rates that reflected the credit risk of various counterparties.

Derivatives - conversion option, redemption option and put option of convertible bonds	Option pricing model - Incorporation of present value techniques and reflect both the time value and the intrinsic value of options

Private-placement convertible bonds

Discounted cash flows - Future cash flows are estimated based on observable stock prices at balance sheet dates and contract conversion prices, discounted at rates that reflected the credit risk of various counterparties.

b)	Valuation techniques and inputs applied for the purpose of measuring Level 3 fair value measurement

The fair value of the Group’s investments in unquoted shares on Level 3 fair value measurement were measured using market approach based on investees’ recent financing activities, technical development, valuation of investees comparable companies, market conditions and other economic indicators.

The fair values of investments in limited partnership are measured by estimating future cash inflows from disposal (net of transaction cost). The Group recognized an impairment loss of NT$90,000 thousand and NT$50,206 thousand (US$1,694 thousand) under the line item of other gains and losses in the consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017, respectively.

c.	Categories of financial instruments

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Designated as at FVTPL	$100,583	$100,496	$3,391
Held for trading	2,969,229	5,122,571	172,826
Available-for-sale financial assets	1,295,034	1,212,165	40,896
Loans and receivables (Note 1)	92,082,628	103,973,567	3,507,881

Financial liabilities

FVTPL
Held for trading	1,763,660	677,430	22,855
Measured at amortized cost (Note 2)	168,397,006	139,561,999	4,708,569

Note 1:    The balances included loans and receivables measured at amortized cost which comprise cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:    The balances included financial liabilities measured at amortized cost which comprise short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

d.	Financial risk management objectives and policies

The derivative instruments used by the Group are to mitigate risks arising from ordinary business operations. All derivative transactions entered into by the Group are designated as either hedging or trading. Derivative transactions entered into for hedging purposes must hedge risk against fluctuations in foreign exchange rates and interest rates arising from operating activities. The currencies and the amount of derivative instruments held by the Group must match its hedged assets and liabilities denominated in foreign currencies.

The Group’s risk management department monitors risks to mitigate risk exposures, reports unsettled position, transaction balances and related gains or losses to the Group’s chief financial officer on monthly basis.

1)	Market risk

The Group’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Gains or losses arising from fluctuations in foreign currency exchange rates of a variety of derivative financial instruments were approximately offset by those of hedged items. Interest rate risk was not significant due to the cost of capital was expected to be fixed.

There had been no change to the Group’s exposure to market risks or the manner in which these risks were managed and measured.

a)	Foreign currency exchange rate risk

The Group had sales and purchases as well as financing activities denominated in foreign currency which exposed the Group to foreign currency exchange rate risk. The Group entered into a variety of derivative financial instruments to hedge foreign currency exchange rate risk to minimize the fluctuations of assets and liabilities denominated in foreign currencies.

The carrying amounts of the Group’s foreign currency denominated monetary assets and liabilities (including those eliminated upon consolidation) as well as derivative instruments which exposed the Group to foreign currency exchange rate risk at each balance sheet date are presented in Note 39.

The Group was principally subject to the impact to exchange rate fluctuation in US$ and JPY against NT$ or CNY. 1% is the sensitivity rate used when reporting foreign currency exchange rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign currency exchange rates. The sensitivity analysis included financial assets and liabilities and inter-company receivables and payables within the Group. The changes in profit before income tax due to a 1% change in U.S. dollars and Japanese yen both against NT$ and CNY would be NT$18,000 thousand, NT$69,000 thousand and NT$101,000 thousand (US$3,408 thousand) for the years ended December 31, 2015, 2016 and 2017, respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the foreign currency monetary items at the end of the year. As the year-end exposure did not reflect the exposure for the years ended December 31, 2015, 2016 and 2017, the abovementioned sensitivity analysis was unrepresentative of those years.

b)	Interest rate risk

Except a portion of long-term borrowings and bonds payable at fixed interest rates, the Group was exposed to interest rate risk because group entities borrowed funds at floating interest rates. Changes in market interest rates will lead to variances in effective interest rates of borrowings from which the future cash flow fluctuations arise. The Group entered into a variety of derivative financial instruments to hedge interest rate risk to minimize the fluctuations of assets and liabilities denominated in interest rate.

The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)
Fair value interest rate risk
Financial liabilities	$30,243,887	$17,552,955	$592,205

Cash flow interest rate risk
Financial assets	29,977,709	39,880,736	1,345,504
Financial liabilities	65,800,323	42,270,321	1,426,124

For assets and liabilities with floating interest rates, a 100 basis point increase or decrease was used when reporting interest rate risk internally to key management personnel. If interest rates had been 100 basis points (1%) higher or lower and all other variables held constant, the Group’s profit before income tax for the years ended December 31, 2015, 2016 and 2017 would have decreased or increased approximately by NT$117,000 thousand, NT$358,000 thousand and NT$24,000 thousand (US$810 thousand), respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the interest rate items at the end of the reporting period. As the period-end exposure did not reflect the exposure for the years ended December 31, 2015, 2016 and 2017, the abovementioned sensitivity analysis was unrepresentative of those periods.

c)	Other price risk

The Group was exposed to equity or debt price risk through its investments in financial assets at FVTPL, including private-placement convertible bonds, quoted shares, open-end mutual funds, and available-for-sale financial assets. If equity or debt prices were 1% higher or lower, profit before income tax for the years ended December 31, 2015, 2016 and 2017 would have increased or decreased approximately by NT$7,100 thousand, NT$26,000 thousand and NT$52,000 thousand (US$1,754 thousand), respectively, and other comprehensive income before income tax for the years ended December 31, 2015, 2016 and 2017 would have increased or decreased approximately by NT$10,000 thousand, NT$13,000 thousand and NT$13,000 thousand (US$439 thousand), respectively.

In addition, the Group was also exposed to the Company’s ordinary share price risk through Bonds Options recognized as financial liabilities held for trading. 7% is the sensitivity rate used when reporting price risk internally to key management personnel. If the Company’s ordinary share price increased or decreased by 7%, profit before income tax for the years ended December 31, 2015, and 2016 would have decreased approximately by NT$605,000 thousand and NT$510,000 thousand, respectively, or increased approximately by NT$638,000 thousand and NT$445,000 thousand, respectively.

2)	Credit risk

Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk arises from cash and cash equivalents, receivables and other financial assets. The Group’s maximum exposure to credit risk was the carrying amounts of financial assets in the consolidated balance sheets.

The Group dealt with counterparties creditworthy and has a credit policy and trade receivable management procedures to ensure recovery and evaluation of trade receivables. Except for those discussed in Note 9, the Group’s counterparties consisted of a large number of customers and banks and there was no significant concentration of credit risk exposure.

3)	Liquidity risk

The Group manages liquidity risk by maintaining adequate working capital and banking facilities to fulfill the demand for cash flow used in the Group’s operation and capital expenditure. The Group also monitors its compliance with all the loan covenants. Liquidity risk is not considered to be significant.

In the table below, financial liabilities with a repayment on demand clause were included in the earliest time band regardless of the probability of counter-parties choosing to exercise their rights. The maturity dates for other non-derivative financial liabilities were based on the agreed repayment dates.

To the extent that interest flows are floating rate, the undiscounted amounts were derived from the interest rates at each balance sheet date.

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

December 31, 2016

Non-derivative financial liabilities
Non-interest bearing	$23,907,221	$20,553,395	$4,360,322	$42,285	$190,941
Floating interest rate liabilities	9,733,727	5,232,407	6,634,931	44,504,416	1,728,448

(continued)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$
Fixed interest rate liabilities	$5,360,644	$1,019,221	$10,549,983	$28,553,095	$2,062,500

	$39,001,592	$26,805,023	$21,545,236	$73,099,796	$3,981,889

(concluded)

December 31, 2017

Non-derivative financial liabilities
Non-interest bearing	$30,695,797	$18,387,296	$4,549,468	$2,807	$176,199
Floating interest rate liabilities	6,641,541	4,153,830	5,101,178	27,196,245	900,310
Fixed interest rate liabilities	8,522,765	7,526,270	1,526,449	11,902,335	6,462,396

	$45,860,103	$30,067,396	$11,177,095	$39,101,387	$7,538,905

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
December 31, 2017

Non-derivative financial liabilities
Non-interest bearing	$1,035,621	$620,354	$153,491	$95	$5,945
Floating interest rate liabilities	224,073	140,143	172,104	917,552	30,375
Fixed interest rate liabilities	287,543	253,923	51,500	401,563	218,029

	$1,547,237	$1,014,420	$377,095	$1,319,210	$254,349

The amounts included above for floating interest rate instruments for non-derivative financial liabilities was subject to change if changes in floating interest rates differ from those estimates of interest rates determined at each balance sheet date.

The following table detailed the Group’s liquidity analysis for its derivative financial instruments. The table was based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross cash inflows and outflows on those derivatives that require gross settlement. When the amounts payable or receivable are not fixed, the amounts disclosed have been determined by reference to the projected interest rates as illustrated by the yield curves at each balance sheet date.

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2016

Net settled
Forward exchange contracts	$22,680	$13,320	$-
Foreign currency option contracts	$(344)	$-	$-

Gross settled
Forward exchange contracts
Inflows	$5,134,196	$912,213	$-
Outflows	(5,245,724)	(915,900)	-
	(111,528)	(3,687)	-

(continued)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$
Swap contracts
Inflows	$5,345,159	$17,399,695	$43,537,500
Outflows	(5,439,190)	(17,540,927)	(42,882,201)
	(94,031)	(141,232)	655,299

	$(205,559)	$(144,919)	$655,299

December 31, 2017

Net settled
Forward exchange contracts	$(8,820)	$-	$-

Gross settled
Forward exchange contracts
Inflows	$3,711,302	$2,169,093	$390,379
Outflows	(3,679,154)	(2,138,635)	(386,880)
	32,148	30,458	3,499

Swap contracts
Inflows	12,116,531	14,434,880	36,676,224
Outflows	(12,189,576)	(14,629,738)	(36,452,898)
	(73,045)	(194,858)	223,826

	$(40,897)	$(164,400)	$227,325

(concluded)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2017
Net settled
Forward exchange contracts	$(298)	$-	$-

(Continued)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Gross settled
Forward exchange contracts
Inflows	$125,213	$73,181	$13,171
Outflows	(124,128)	(72,154)	(13,154)
	1,085	1,027	118

Swap contracts
Inflows	408,790	487,007	1,237,389
Outflows	(411,254)	(493,581)	(1,229,838)
	(2,464)	(6,574)	7,551

	$(1,379)	$(5,547)	$7,669

(Concluded)

e.	Reconciliation of liabilities arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, of future cash flows will be, classified in the Group’s condensed consolidated statement of cash flows as cash flows from financing activities.

For the year ended December 31, 2017

	Short-term borrowings	Bonds payable	Long-term borrowings	Total
	NT$	NT$	NT$	NT$

Balance at January 1, 2017	$20,955,522	$36,999,903	$53,115,563	$111,070,988
Financing cash flows	(2,038,993)	(1,123,972)	(16,473,381)	(19,636,346)
Non-cash changes
Amortization of issuance cost	-	319,463	5,790	325,253
Converted to ordinary shares in current period	-	(11,650,369)	-	(11,650,369)
Effects of exchange rate changes	(954,058)	(1,402,245)	(1,241,344)	(3,597,647)

Balance at December 31, 2017	$17,962,471	$23,142,780	$35,406,628	$76,511,879

	Short-term borrowings	Bonds payable	Long-term borrowings	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1,2017	$707,001	$1,248,310	$1,792,023	$3,747,334
Financing cash flows	(68,792)	(37,920)	(555,782)	(662,494)
Non-cash changes
Amortization of issuance cost	-	10,778	195	10,973
Converted to ordinary shares in current period	-	(393,062)	-	(393,062)
Effects of exchange rate changes	(32,188)	(47,310)	(41,881)	(121,379)

Balance at December 31, 2017	$606,021	$780,796	$1,194,555	$2,581,372